Operating expenses (Tables)	12 Months Ended
Jun. 30, 2026
Operating expenses
Schedule of operating expenses

	Year ended 30	Year ended 30	Year ended 30
Operating expenses include:	June 2026	June 2025	June 2024
	US$’000	US$’000	US$’000
Staff costs	2,127	506	354
Share based payment expense	2,097	162	124
Auditor’s remuneration – audit services	99	95	37
Listing and admission expenses	2,189	—	—
Other administrative expenses	4,039	1,956	861
	10,551	2,719	1,376